Goodwill and Other Intangible Assets - Aggregate amortization expense for purchased intangible assets with finite lives (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Cost of subscriptions and licenses			$ 3,795	$ 2,840
Amortization of purchased intangibles			14,213	14,000
Amortization of Intangible Assets, Total	$ 10,984	$ 10,402	$ 18,008	$ 16,840